HERITAGE CAPITAL APPRECIATION TRUST
                        HERITAGE GROWTH AND INCOME TRUST
                             HERITAGE INCOME TRUST
                             HERITAGE SERIES TRUST
                             Classes A and C Shares

                         SUPPLEMENT DATED JULY 1, 2007
                    TO THE PROSPECTUS DATED JANUARY 2, 2007

               HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND

INTERNATIONAL EQUITY FUND - INVESTMENTS IN EMERGING MARKETS. Effective July 1, 2007, the Heritage Series Trust - International Equity Fund (the "Fund") may invest up to 35% of its total assets in emerging markets. The 35% investment guideline is higher than the Fund's previous emerging markets investment guideline of 25%. This guideline change will provide the Fund with additional flexibility to respond to changes in the global economy and investment universe. As a result, the sixth bullet point of the "Principal Risks" paragraph on page 18 is replaced as follows:

         o Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

Additionally, the section noted as "Emerging Markets" on page 28 should be replaced in its entirety as follows:

      Emerging Markets.    When investing in emerging markets, the risks of
      foreign securities investing mentioned above are heightened. The emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. There are also risks of greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

INTERNATIONAL EQUITY FUND CHANGE IN BENCHMARK INDEX. Also effective on July 1, 2007, the Fund will replace its performance benchmark index, the Morgan Stanley Europe Australasia and Far East Index ("MSCI EAFE"), with the Morgan Stanley Capital International, Inc. All Country World ex-U.S. Index ("MSCI ACWI-ex US"). The MSCI ACWI-ex US benchmark index contains emerging markets in the index, while the MSCI EAFE does not. Thus, the MSCI ACWI-ex US better reflects the holdings within the Fund. Accordingly, the index and the footnote following the table marked as "Average Annual Total Returns" on page 19 will be supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2006):
FUND RETURN (AFTER DEDUCTION OF SALES CHARGES AND EXPENSES)                                     1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Class A (Inception 12/27/95)

Before Taxes ...................................................................                 23.16%   14.03%     6.87%

After Taxes on Distributions ...................................................                 21.16%   13.10%     5.82%

After Taxes on Distributions and Sale of Fund Shares ...........................                 19.15%   11.89%     5.53%

                                                                                                 1 YEAR   5 YEARS   LIFETIME
                                                                                                ------------------------------------
Class B (Inception 01/02/98)

Before Taxes ...................................................................                 28.33%   14.28%     6.35%


                                                                                                 1 YEAR   5 YEARS   10 YEARS
                                                                                                ------------------------------------
Class C (Inception 12/27/95)

Before Taxes ...................................................................                 28.37%   14.30%     6.59%
------------------------------------------------------------------------------------------------------------------------------------
INDEX (BEFORE TAXES, FEES, EXPENSES)                                                             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index[(a)] ........................................................                 26.86%   15.43%     8.06%
------------------------------------------------------------------------------------------------------------------------------------
MSCI(R) ACWI-ex US Index[(b)]                                                                    26.65%   16.42%     7.89%


(a) The MSCI EAFE(R) Index is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia, and the Far East. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

(b) The MSCI{reg-trade-mark} ACWI-ex US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of June 2006, the MSCI ACWI-ex U.S. Index consisted of 47 developed and emerging market country indices. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

ADDITIONAL VOLUNTARY CAP ON EXPENSES FOR INTERNATIONAL EQUITY FUND. Also, effective July 1, 2007, Heritage Asset Management, Inc. has voluntarily agreed to reimburse certain expenses and, if necessary, waive its investment advisory fee in order to cap the total expenses of the Class A and Class C shares of the Fund. The voluntary fee waiver is in addition to the contractual fee waiver that is currently in place for the Fund's fiscal year 2007, and will have lower reimbursement thresholds than the contractual fee wavier. As a result of the voluntary fee waiver, footnote (c) on Page 20 of the prospectus is replaced in its entirety as follows:

      (c) Heritage Asset Management, Inc. ("Heritage") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.65% of the class' average daily net assets and to the extent that Class C annual operating expenses each exceed 2.45% of that class' average daily net assets for the fund's 2007 fiscal year. In addition, effective July 1, 2007, Heritage has voluntarily agreed to reimburse certain expenses of the fund and/or waive its investment advisory fees to the extent that Class A annual operating expenses exceed 1.45% of that class' average daily net assets and to the extent that Class C annual operating expenses each exceed 2.25% of that class' average daily net assets through February 28, 2008. Both the contractual and voluntary expense limitations exclude interest, taxes, brokerage commissions, extraordinary expenses and include offset expense arrangements with the fund's custodian. The Board may agree to change these contractual and voluntary fee waivers or reimbursements without the approval of fund shareholders. Any such reimbursement of fund expenses and/or waiver of Heritage's investment advisory fees is subject to reimbursement by the fund to Heritage within the following two fiscal years if overall expenses fall below these percentage limitations.



                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE